Cover	Jun. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2024
Entity File Number	001-37464
Entity Registrant Name	Cemtrex Inc.
Entity Central Index Key	0001435064
Entity Tax Identification Number	30-0399914
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	135 Fell Ct.
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	(631)
Local Phone Number	756-9116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CETX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false